OPERATING SEGMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Percentage of entity's revenue	100.00%	100.00%
Information about major customers	For the year ended December 31, 2021, there were two (2020 - three) loyalty program partners for which sales to their members individually represented more than 10% of the Corporation's total revenue.
Loyalty program partners [Member]
Disclosure of operating segments [line items]
Loyalty program partners	two	three
Percentage of entity's revenue	57.00%	64.00%